Schedule of Options Exercisable (Detail) (Options Exercisable, USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Options Exercisable
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options exercisable, shares	559,483	796,720	886,605
Weighted average exercise price	$ 54.34	$ 50.37	$ 40.65